Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	₩ 2,660,963	₩ 3,170,473
Liabilities	(3,105,147)	(3,450,579)
Net	(444,185)	(280,106)	₩ (441,187)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	153,136	181,143
Net	153,136	181,143	273,994
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	68,649	55,354
Liabilities	(46,438)	(45,517)
Net	22,211	9,837	14,641
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	177,467	278,466
Liabilities	(58,353)	(50,872)
Net	119,114	227,594	196,042
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	9,445	10,676
Net	9,445	10,676	10,780
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(1,818,461)	(1,861,712)
Net	(1,818,461)	(1,861,712)	(1,828,164)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	15,212	17,259
Net	15,212	17,259	20,000
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	4,405	5,240
Liabilities		(627)
Net	4,405	4,613	5,540
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	136,360	121,797
Liabilities	(129,324)	(159,807)
Net	7,036	(38,010)	(48,472)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	426,930	390,972
Liabilities	(522,613)	(464,561)
Net	(95,683)	(73,589)	(36,754)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	7,303	7,405
Net	7,303	7,405	441
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	61,801	70,318
Net	61,801	70,318	28,717
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(30,816)	(13,094)
Net	(30,816)	(13,094)	(12,915)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	112,555	75,919
Net	112,555	75,919	202,795
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	69,408	70,532
Net	69,408	70,532	70,547
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	471,621	820,611
Liabilities	(77,836)	(396,292)
Net	393,784	424,319	490,225
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,714,292	2,105,692
Liabilities	(2,683,841)	(2,992,482)
Net	(969,550)	(886,790)	(650,570)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	220,276	247,921
Liabilities	(90,135)	(91,036)
Net	130,141	156,885	(49,236)
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	193,384	153,609
Liabilities	(25,363)	(23,337)
Net	168,021	130,272	72,161
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	413,660	401,530
Liabilities	(115,498)	(114,373)
Net	298,162	287,157	22,925
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	91,839	115,589
Net	91,839	115,589	118,032
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	441,172	547,662
Liabilities	(305,808)	(343,724)
Net	₩ 135,364	₩ 203,938	₩ 68,426